Short-term borrowings	6 Months Ended
Jun. 30, 2026
Short-term Borrowings
Short-term borrowings

10 Short-term borrowings

Short-term borrowings as of December 31, 2025 and June 30, 2026 amounted to S$1,970,000 and S$1,500,000 (US$1,159,107), respectively. Of these amounts, S$320,000 and nil, respectively, relate to borrowings bearing interest at 3.0% per month, on a non-compounding basis, repayable in full within 22 to 90 days from the date of disbursement. The remaining borrowings of S$1,650,000 and S$1,500,000 (US$1,159,107), respectively, bear interest at 1.0% per month (2025: 1.0%) on a non-compounding basis and are repayable in full within four to twelve months. Certain assets of the Group, comprising sales invoices, deposits and inventories, are pledged as security for these short-term borrowings.